united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Annual Report

December 31, 2018

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Portfolio’s website www.TOPSFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Portfolio documents that have been mailed to you.

A Message from the TOPS® Portfolio Management Team

Year End 2018 Market Commentary

“Sharp Fourth Quarter Selloff Results in the Worst Year for Stocks Since 2008”

After intense media attention paid to financial markets in recent weeks, investors will not be surprised to learn each TOPS portfolio suffered negative returns during the broad stock market selloff in the fourth quarter of 2018. The positive returns for the first three quarters were wiped out and calendar year returns ranged from -2.4% to -10.2%, with more aggressive TOPS portfolios lagging those with lower equity allocations. Reflecting the market strength in prior years, the trailing three-year and five-year TOPS returns are still well into positive territory.

After discussing fourth quarter and calendar year 2018 financial market results, we will present some perspectives from our longer-term strategic portfolio management philosophy, including:

1)	While unenjoyable, recent stock market action is not terribly unusual.

2)	The 10 year rise in equity index prices has been interrupted, but not necessarily ended.

3)	The benefits of asset class diversification were evident in the fourth quarter.

Fourth Quarter and Full Year Market Review

November’s modest stock market rally was bookended by two very weak months, as every equity index we follow closely suffered negative total returns in Q4. MSCI World Real Estate was the “best” performer at -4.7% and MSCI Emerging Markets was at -7.5%. The MSCI EAFE (developed international) Index returned -12.5%, slightly ahead of the S&P 500 -13.5%. The only domestic equity index that lost less than the S&P 500 was S&P 500 Value at -12.0%. S&P 500 Growth -14.7%, S&P MidCap 400 -17.3% and S&P Small Cap 600 -20.1% trailed.

As often occurs when the markets reverse course suddenly, the former leadership indexes become the new laggards and vice versa. Results in 2018 followed that pattern, as the laggards through Q3 tended to do better in Q4. Nonetheless, the earlier leadership prevailed for the full year, albeit with negative returns. S&P 500 Growth almost broke even for the year at -0.01% and the S&P 500 returned -4.4%. Even after sharp Q4 losses, S&P Small Cap 600 and S&P Midcap 400 were among the better performing indexes at -8.5% and -11.1% respectively. International stock market indexes did relatively well in Q4 but still lagged for the full year with EAFE -13.8% and Emerging Markets -14.6%. Domestic stocks were helped by the comparative strength of the US economy, US corporate earnings, and US Dollar gains.

As expected, the Fed increased its Fed Funds rate another 0.25% in December 2018 to a target range of 2.25% to 2.50%, but US Treasury bond yields fell across the yield curve during Q4. At year end, the 10-year Treasury (10UST) had declined 0.36% during Q4 to 2.69% and the 2-year to 5-year section of the Treasury yield curve was only positive by 0.03% (3 basis points). Overall, the Barclays US Aggregate Bond index was +1.6% for Q4. The Barclays US Aggregate

12/31/2018

Bond index experienced offsetting factors, as gains in US Treasury, mortgage backed, and short-term corporate bonds were partially offset by declines in corporate bonds, particularly high yield bonds. The fixed income allocations of the TOPS portfolios also benefitted from positive returns from currency hedged international bonds and from emerging market bonds.

The Q4 rally edged the Barclays US Aggregate Bond Index full year 2018 return to just above zero at +0.01%. The TOPS portfolios were helped in 2018 by modestly positive returns from short maturity bonds, US treasuries and currency hedged international bonds. Corporate bonds (both investment grade and high yield) detracted from TOPS returns, as did emerging market bonds for the full year.

Recent Stock Market Action is Not Terribly Unusual

As recently as the end of Q3 2018, a tenth consecutive calendar year of positive equity market returns seemed likely. Memories of the record low volatility and 20%+ returns of 2017 had been disturbed briefly by price declines and high volatility in February - March of 2018, but the S&P 500 lulled investors back into complacency with a steady march to new all-time highs by the end of September 2018. However, financial markets finished the year on a sour note, with the S&P 500 plunging 20% from the September 2018 highs and recording a -9.0% return for December 2018. Investors were understandably alarmed by this, as they had grown accustomed to rising account values - the last time US stocks delivered a negative calendar year return was 2008.

While people tend to recognize trends and assume they will continue indefinitely, the natural pattern for financial markets is to cycle between positive and negative results, as well as between faster and slower momentum. The historical record suggests 2018 was more “normal” from this perspective than 2017. According to Charles Schwab, the average maximum S&P 500 intra-year drawdown since 1928 is -16%. Coincidentally, the average midterm election year drawdown is also -16%. The mere -3% maximum drawdown in 2017 is clearly the outlier, not 2018’s -20%.

Over time, economies tend to grow, company profits tend to increase, and stock markets tend to rise. We expect global economies and markets to grow in the coming decades. As such, investors should be more optimistic towards longer term expected returns after these “normal” drawdowns, rather than after nine years of positive returns. This means stocks may be more attractive now for long term investors than they appeared to be at higher valuations three months ago.

The 10 Year Trend of Rising Equity Index Prices Has Been Interrupted

The primary argument against taking a more optimistic stance after the drawdown is that this could be the start of a significant bear market. If so, valuations will fall further, and stocks will be more attractive later than they are today. It is certainly true that the trend of rising equity index prices has been interrupted, but it is far from certain that a downward trend (a severe bear market) is now underway. In our experience, protracted bear markets are not caused by sudden onsets of higher volatility. Rather, they are generally a connected to economic recessions that lead to severe earnings declines (earnings recessions).

12/31/2018

We are constantly on the lookout for signs the risk of recession is rising to significant levels. However, economic recessions are a normal part of economic cycles. While bear markets in stocks occur more frequently, there have been eight recessions since 1960 and they have lasted an average of one year. In fact, the economy has been in recession 13% of the time since 1960 and there has been at least one recession each decade. There has been a lot of discussion about the near-term risk of recession and much of that has been tied to worries of an “unforced” Federal Reserve policy error that causes an inverted yield curve. (That means the yield on the 10-year US Treasury is lower than the 2-year Treasury yield.)

An inverted yield curve could develop into a self-fulfilling prophesy, if business leaders, consumers and investors pull back from spending and investing plans because they fear for their profitability, jobs or portfolio values. We note these fears may abate, as the Fed is now indicating that they may “pause” their tightening program. Yet, we are monitoring this closely to see what the Fed does in the new year.

We are also watching for signs an earnings recession may be on the horizon. Trade wars, higher inflation, higher wages, or changing currency values could all negatively impact earnings growth. Thus far, there have been only modest estimate cuts and forward earnings per share are still expected to grow through 2019. For now, it appears the current volatility is more likely a bull market interruption than the beginning of a lengthy bear market.

The Benefits of Asset Class Diversification are Clear During Equity Market Selloffs

Higher quality, shorter maturity fixed income rallied as the stock market correction intensified in Q4, which provided some shelter for portfolios with asset class diversification. Many investors (including the TOPS portfolio management team) have lamented the low interest rates of the past several years. However, an allocation to fixed income will generally dampen the volatility of portfolio returns. The individual equity and fixed income ETFs held in the various TOPS portfolios are similar, but the asset class allocations range from 27% equity/73% bonds to 98% equity/2% bonds. Assuming more risk (higher equity allocations) has paid off over the past 3, 5 and 10 years, but for investors who value lower volatility, the most conservative TOPS portfolio finished Q4 10 percentage points (1,000 basis points) ahead of our most aggressive portfolio.

Portfolio Strategies

When building portfolios, the TOPS process uses reasonable assumptions for risk, return and correlation of asset classes. The result is well-diversified portfolios that can meet varied investor needs over time. The TOPS strategy for managing globally diversified portfolios is to optimize risk-adjusted return for our investors through the long market cycle. As always, the TOPS Portfolio Team is constantly analyzing the economy and markets for indications that changes to the TOPS portfolios are necessary. Currently, we believe the portfolios are appropriately structured.

12/31/2018

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400®measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600®measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high- yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstandingface value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

6093-NLD-01/22/2019

12/31/2018

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2018

The Portfolio’s performance figures* for the periods ended December 31, 2018 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Aggressive Growth ETF Portfolio
Class 1	(9.60)%	4.65%	5.96%	N/A
Class 2	(9.88)%	4.39%	5.74%	N/A
Investor Class	(10.22)%	N/A	N/A	3.32%
S&P 500 Total Return Index ****	(4.38)%	8.49%	10.73%	7.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.34%, 0.59%, and 0.84%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2018	% of Net Assets
Equity Funds	97.9%
Other Assets and Liabilities - net/Short-Term Investments	2.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2018

The Portfolio’s performance figures* for the periods ended December 31, 2018 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Balanced ETF Portfolio
Class 1	(5.38)%	3.09%	4.14%	N/A
Class 2	(5.62)%	2.65%	3.78%	N/A
Investor Class	(5.81)%	N/A	N/A	2.18%
S&P 500 Total Return Index ****	(4.38)%	8.49%	10.73%	7.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.38%, 0.63%, and 0.88%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2018	% of Net Assets
Equity Funds	50.1%
Debt Funds	47.9%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2018

The Portfolio’s performance figures* for the periods ended December 31, 2018 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Conservative ETF Portfolio
Class 1	(2.48)%	2.20%	3.24%	N/A
Class 2	(2.68)%	1.93%	3.00%	N/A
Investor Class	(2.59)%	N/A	N/A	1.94%
S&P 500 Total Return Index ****	(4.38)%	8.49%	10.73%	7.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.40%, 0.65%, and 0.90%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2018	% of Net Assets
Debt Funds	68.0%
Equity Funds	30.1%
Other Assets and Liabilities - net/Short-Term Investments	1.9%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2018

The Portfolio’s performance figures* for the periods ended December 31, 2018 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Growth ETF Portfolio
Class 1	(8.57)%	3.94%	6.49%	N/A
Class 2	(8.78)%	3.68%	6.16%	N/A
Investor Class	(8.92)%	N/A	N/A	2.99%
S&P 500 Total Return Index ****	(4.38)%	8.49%	10.73%	7.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.37%, 0.62%, and 0.87%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2018	% of Net Assets
Equity Funds	85.0%
Debt Funds	13.0%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2018

The Portfolio’s performance figures* for the periods ended December 31, 2018 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Moderate Growth ETF Portfolio
Class 1	(6.60)%	3.55%	4.70%	N/A
Class 2	(6.89)%	3.25%	4.42%	N/A
Investor Class	(6.50)%	N/A	N/A	2.69%
S&P 500 Total Return Index ****	(4.38)%	8.49%	10.73%	7.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.38%, 0.63%, and 0.88%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2018	% of Net Assets
Equity Funds	65.1%
Debt Funds	32.9%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	EQUITY FUNDS - 97.9%
15,326	FlexShares Global Upstream Natural Resources Index Fund	$448,745
6,173	Invesco MSCI Global Timber ETF	148,522
12,686	iShares Core S&P Mid-Cap ETF	2,106,637
25,944	iShares Core S&P Small-Cap ETF	1,798,438
18,506	SPDR Portfolio S&P 500 Growth ETF	601,445
22,091	SPDR Portfolio S&P 500 Value ETF	599,992
4,762	Vanguard FTSE All World ex-US Small-Cap ETF	450,866
62,106	Vanguard FTSE All-World ex-US ETF	2,830,791
32,372	Vanguard FTSE Emerging Markets ETF	1,233,373
5,682	Vanguard Global ex-U.S. Real Estate ETF	297,794
4,001	Vanguard Real Estate ETF	298,355
16,343	Vanguard S&P 500 ETF	3,755,785
2,480	WisdomTree Emerging Markets SmallCap Dividend Fund	103,887
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,844,740)	14,674,630

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
418,441	STIT - Government & Agency Portfolio, Institutional Class - 2.30% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $418,441)	418,441

	TOTAL INVESTMENTS - 100.7% (Cost - $16,263,181)	$15,093,071
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(103,913)
	TOTAL NET ASSETS - 100.0%	$14,989,158

ETF - Exchange Traded Fund

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2018.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
43,911	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$1,045,960
12,384	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,397,163
8,596	iShares iBoxx High Yield Corporate Bond ETF +	697,136
22,955	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	697,143
28,933	SPDR Portfolio Short Term Corporate Bond ETF	872,041
15,872	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	523,776
22,012	Vanguard Intermediate-Term Treasury ETF	1,397,102
6,778	Vanguard Mortgage-Backed Securities ETF	348,999
21,836	Vanguard Short-Term Inflation-Protected Securities ETF	1,046,381
2,900	Vanguard Short-Term Treasury ETF	174,348
3,215	Vanguard Total International Bond ETF	174,414
		8,374,463
	EQUITY FUNDS - 50.1%
5,979	FlexShares Global Upstream Natural Resources Index Fund	175,065
7,233	Invesco MSCI Global Timber ETF	174,026
4,240	iShares Core S&P Mid-Cap ETF	704,094
10,113	iShares Core S&P Small-Cap ETF	701,033
10,828	SPDR Portfolio S&P 500 Growth ETF	351,910
45,242	SPDR Portfolio S&P 500 Value ETF	1,228,773
2,271	Vanguard Energy ETF	175,117
3,693	Vanguard FTSE All World ex-US Small-Cap ETF	349,653
30,592	Vanguard FTSE All-World ex-US ETF	1,394,383
18,253	Vanguard FTSE Emerging Markets ETF	695,439
9,980	Vanguard Global ex-U.S. Real Estate ETF	523,052
1,585	Vanguard Materials ETF	175,666
7,028	Vanguard Real Estate ETF	524,078
6,882	Vanguard S&P 500 ETF	1,581,552
		8,753,841
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,108,691)	17,128,304

	SHORT-TERM INVESTMENTS - 1.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.8%
148,785	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	148,785

	MONEY MARKET FUND - 0.6%
96,452	STIT - Government & Agency Portfolio, Institutional Class - 2.30% (b)	96,452

	TOTAL SHORT TERM INVESTEMENTS (Cost - $245,237)	245,237

	TOTAL INVESTMENTS - 99.4% (Cost - $18,353,928)	$17,373,541
	OTHER ASSETS AND LIABILITIES - NET - 0.6%	105,246
	TOTAL NET ASSETS - 100.0%	$17,478,787

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at December 31, 2018. Total loaned securities had a value of $145,710 at December 31, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at December 31, 2018. Non-cash collateral amounted to $148,785.

(b)	Variable rate security, the money market rate shown represents the rate at December 31, 2018.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 68.0%
35,965	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$856,686
6,657	iShares iBoxx $ Investment Grade Corporate Bond ETF	751,043
1,320	iShares iBoxx High Yield Corporate Bond ETF +	107,052
3,368	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	320,364
4,230	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	427,019
21,153	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	642,417
31,992	SPDR Portfolio Short Term Corporate Bond ETF	964,239
6,503	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	214,599
11,833	Vanguard Intermediate-Term Treasury ETF	751,041
4,166	Vanguard Mortgage-Backed Securities ETF	214,507
17,885	Vanguard Short-Term Inflation-Protected Securities ETF	857,049
12,471	Vanguard Short-Term Treasury ETF	749,757
7,904	Vanguard Total International Bond ETF	428,792
		7,284,565
	EQUITY FUNDS - 30.1%
7,349	FlexShares Global Upstream Natural Resources Index Fund	215,179
2,605	iShares Core S&P Mid-Cap ETF	432,586
3,107	iShares Core S&P Small-Cap ETF	215,377
6,655	SPDR Portfolio S&P 500 Growth ETF	216,288
15,883	SPDR Portfolio S&P 500 Value ETF	431,382
1,136	Vanguard FTSE All World ex-US Small-Cap ETF	107,556
11,746	Vanguard FTSE All-World ex-US ETF	535,383
4,089	Vanguard Global ex-U.S. Real Estate ETF	214,304
2,879	Vanguard Real Estate ETF	214,687
2,819	Vanguard S&P 500 ETF	647,834
		3,230,576
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,926,432)	10,515,141

	SHORT-TERM INVESTMENTS - 2.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.2%
22,260	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	22,260

	MONEY MARKET FUND - 2.4%
256,875	STIT - Government & Agency Portfolio, Institutional Class - 2.30% (b)	256,875

	TOTAL SHORT-TERM INVESTMENTS (Cost - $279,135)	279,135

	TOTAL INVESTMENTS - 100.7% (Cost - $11,205,567)	$10,794,276
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(70,495)
	TOTAL NET ASSETS - 100.0%	$10,723,781

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at December 31, 2018. Total loaned securities had a value of $21,800 at December 31, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at December 31, 2018. Non-cash collateral amounted to $22,260.

(b)	Variable rate security, the money market rate shown represents the rate at December 31, 2018.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
19,995	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$476,281
4,229	iShares iBoxx $ Investment Grade Corporate Bond ETF	477,116
8,809	iShares iBoxx High Yield Corporate Bond ETF +	714,410
14,456	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	477,048
7,518	Vanguard Intermediate-Term Treasury ETF	477,167
4,628	Vanguard Mortgage-Backed Securities ETF	238,296
4,969	Vanguard Short-Term Inflation-Protected Securities ETF	238,114
		3,098,432
	EQUITY FUNDS - 85.0%
32,679	FlexShares Global Upstream Natural Resources Index Fund	956,841
9,877	Invesco MSCI Global Timber ETF	237,641
15,935	iShares Core S&P Mid-Cap ETF	2,646,166
27,651	iShares Core S&P Small-Cap ETF	1,916,767
29,592	SPDR Portfolio S&P 500 Growth ETF	961,740
35,323	SPDR Portfolio S&P 500 Value ETF	959,373
3,101	Vanguard Energy ETF	239,118
5,076	Vanguard FTSE All World ex-US Small-Cap ETF	480,596
94,062	Vanguard FTSE All-World ex-US ETF	4,287,346
34,295	Vanguard FTSE Emerging Markets ETF	1,306,641
13,635	Vanguard Global ex-U.S. Real Estate ETF	714,610
2,168	Vanguard Materials ETF	240,279
6,399	Vanguard Real Estate ETF	477,173
20,901	Vanguard S&P 500 ETF	4,803,259
2,834	WisdomTree Emerging Markets SmallCap Dividend Fund	118,716
		20,346,266
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,215,343)	23,444,698

	SHORT-TERM INVESTMENTS - 5.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
722,242	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	722,242

	MONEY MARKET FUND - 2.8%
660,650	STIT - Government & Agency Portfolio, Institutional Class - 2.30% (b)	660,650

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,382,892)	1,382,892

	TOTAL INVESTMENTS - 103.8% (Cost - $26,598,235)	$24,827,590
	OTHER ASSETS AND LIABILITIES - NET - (3.8)%	(902,177)
	TOTAL NET ASSETS - 100.0%	$23,925,413

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at December 31, 2018. Total loaned securities had a value of $707,317 at December 31, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at December 31, 2018. Non-cash collateral amounted to $722,242.

(b)	Variable rate security, the money market rate shown represents the rate at December 31, 2018.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2018

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
33,346	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$794,302
18,845	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,126,093
16,334	iShares iBoxx High Yield Corporate Bond ETF +	1,324,687
52,792	SPDR Portfolio Short Term Corporate Bond ETF	1,591,151
16,091	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	531,003
4,196	Vanguard Intermediate-Term Treasury ETF	266,320
10,323	Vanguard Mortgage-Backed Securities ETF	531,531
16,569	Vanguard Short-Term Inflation-Protected Securities ETF	793,987
8,803	Vanguard Short-Term Treasury ETF	529,236
4,877	Vanguard Total International Bond ETF	264,577
		8,752,887
	EQUITY FUNDS - 65.1%
27,223	FlexShares Global Upstream Natural Resources Index Fund	797,090
11,041	Invesco MSCI Global Timber ETF	265,647
12,909	iShares Core S&P Mid-Cap ETF	2,143,669
23,224	iShares Core S&P Small-Cap ETF	1,609,888
16,544	SPDR Portfolio S&P 500 Growth ETF	537,680
29,623	SPDR Portfolio S&P 500 Value ETF	804,561
3,429	Vanguard Energy ETF	264,410
5,683	Vanguard FTSE All World ex-US Small-Cap ETF	538,066
69,954	Vanguard FTSE All-World ex-US ETF	3,188,503
27,778	Vanguard FTSE Emerging Markets ETF	1,058,342
15,145	Vanguard Global ex-U.S. Real Estate ETF	793,750
2,427	Vanguard Materials ETF	268,984
7,120	Vanguard Real Estate ETF	530,938
19,840	Vanguard S&P 500 ETF	4,559,430
		17,360,958
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,723,789)	26,113,845

	SHORT-TERM INVESTMENTS - 6.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.2%
1,108,023	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	1,108,023

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2018

Shares		Value

	SHORT-TERM INVESTMENTS - 6.9% (Continued)
	MONEY MARKET FUND - 2.7%
734,443	STIT - Government & Agency Portfolio, Institutional Class - 2.30% (b)	$734,443

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,842,466)	1,842,466

	TOTAL INVESTMENTS - 104.9% (Cost - $29,566,255)	$27,956,311
	OTHER ASSETS AND LIABILITIES - NET - (4.9)%	(1,306,078)
	TOTAL NET ASSETS - 100.0%	$26,650,233

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at December 31, 2018. Total loaned securities had a value of $1,085,126 at December 31, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at December 31, 2018. Non-cash collateral amounted to $1,108,023.

(b)	Variable rate security, the money market rate shown represents the rate at December 31, 2018.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
December 31, 2018

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
Assets:	ETF Portfolio	Portfolio	Portfolio
Investments in securities, at cost	$16,263,181	$18,353,928	$11,205,567
Investments in securities, at value	$15,093,071	$17,373,541	$10,794,276
Cash	—	680,108	—
Receivable for securities sold	—	—	37,289
Receivable for Portfolio shares sold	22,501	8,412	54
Interest and dividends receivable	632	3,465	3,664
Receivable for securities lending income	—	570	79
Total Assets	15,116,204	18,066,096	10,835,362
Liabilities:
Due to Custodian	73,648	—	82,219
Collateral on securities loaned	—	148,785	22,260
Payable for Portfolio shares redeemed	74	1,941	1,744
Payable for securities purchased	46,912	430,115	1,777
Accrued investment advisory fees	1,272	1,429	916
Accrued distribution (12b-1) fees	2,868	2,544	682
Payable to related parties and administrative service fees	2,272	2,495	1,983
Total Liabilities	127,046	587,309	111,581
Net Assets	$14,989,158	$17,478,787	$10,723,781

Components of Net Assets:
Paid in capital	$15,312,282	$17,715,967	$10,796,138
Accumulated earnings (losses)	(323,124)	(237,180)	(72,357)
Net Assets	$14,989,158	$17,478,787	$10,723,781

Class 1 Shares:
Net assets	$1,517,247	$5,008,785	$7,505,700
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	117,815	434,419	665,552

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.88	$11.53	$11.28

Class 2 Shares:
Net assets	$13,452,198	$12,443,725	$3,218,069
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1,055,038	1,118,068	287,095

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.75	$11.13	$11.21

Investor Class Shares:
Net assets	$19,713	$26,277	$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1,434	2,213	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.75	$11.87	$11.60	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
December 31, 2018

	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments in securities, at cost	$26,598,235	$29,566,255
Investments in securities, at value	$24,827,590	$27,956,311
Receivable for securities sold	—	1,369
Receivable for Portfolio shares sold	12,416	12,360
Interest and dividends receivable	3,787	4,112
Receivable for securities lending income	621	1,152
Total Assets	24,844,414	27,975,304
Liabilities:
Due to Custodian	95,975	196,867
Collateral on securities loaned	722,242	1,108,023
Payable for Portfolio shares redeemed	517	303
Payable for securities purchased	90,813	10,027
Accrued investment advisory fees	2,039	2,275
Accrued distribution (12b-1) fees	4,310	4,235
Payable to related parties and administrative service fees	3,105	3,341
Total Liabilities	919,001	1,325,071
Net Assets	$23,925,413	$26,650,233

Components of Net Assets:
Paid in capital	$24,352,599	$27,023,142
Accumulated earnings (losses)	(427,186)	(372,909)
Net Assets	$23,925,413	$26,650,233

Class 1 Shares:
Net assets	$3,663,769	$6,796,702
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	275,742	610,904

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.29	$11.13

Class 2 Shares:
Net assets	$20,227,832	$19,842,380
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1,549,348	1,848,927

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.06	$10.73

Investor Class Shares:
Net assets	$33,812	$11,151
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	2,376	940

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.23	$11.86

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Year Ended December 31, 2018

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$306,123	$424,492	$264,858	$547,127	$651,902
Interest income	5,596	6,065	3,942	8,776	9,840
Securities lending income - net	—	6,318	1,091	6,855	13,439
Total Investment Income	311,719	436,875	269,891	562,758	675,181
Expenses:
Investment advisory fees	13,643	15,489	10,124	21,840	24,363
Distribution fees (12b-1) - Class 2 Shares	31,206	27,103	7,533	45,312	44,319
Related parties and administrative service fees	16,643	18,689	13,324	25,040	27,563
Total Expenses	61,492	61,281	30,981	92,192	96,245
Net Investment Income	250,227	375,594	238,910	470,566	578,936
Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	648,738	433,523	113,830	958,237	754,874
Net change in unrealized depreciation on:
Investments	(2,560,575)	(1,741,263)	(627,271)	(3,751,473)	(3,287,342)
Net Realized and Unrealized Loss on Investments	(1,911,837)	(1,307,740)	(513,441)	(2,793,236)	(2,532,468)
Net Decrease in Net Assets Resulting from Operations	$(1,661,610)	$(932,146)	$(274,531)	$(2,322,670)	$(1,953,532)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio

	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2018	December 31, 2017		December 31, 2018	December 31, 2017

Increase in Net Assets:
From Operations:
Net investment income	$250,227	$150,745		$375,594	$214,717
Net realized gain on investments	648,738	527,410		433,523	316,666
Net change in unrealized appreciation (depreciation) on investments	(2,560,575)	954,602		(1,741,263)	521,570
Net increase (decrease) in net assets resulting from operations	(1,661,610)	1,632,757		(932,146)	1,052,953
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(8,192)		—	(51,817)
Class 2	—	(108,754)		—	(97,412)
Investor	—	(0	) (a)	—	(0	) (a)
Net Realized Gains:
Class 1	—	(5,220)		—	(31,031)
Class 2	—	(78,615)		—	(68,473)
Investor	—	(0	) (a)	—	(0	) (a)
Total Distributions Paid*
Class 1	(74,517)	—		(157,765)	—
Class 2	(623,056)	—		(364,110)	—
Investor	(403)	—		(800)	—

Total distributions to shareholders	(697,976)	(200,781)		(522,675)	(248,733)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,000,153	444,862		1,508,495	2,480,405
Class 2	5,766,333	3,733,854		5,678,264	4,184,163
Investor	21,773	—		28,259	—
Reinvestment of distributions
Class 1	74,516	13,412		157,765	82,848
Class 2	623,058	187,369		364,110	165,885
Investor	403	—		800	—
Cost of shares redeemed
Class 1	(85,706)	(54,120)		(303,321)	(270,175)
Class 2	(1,246,057)	(1,945,558)		(1,844,098)	(3,424,735)
Investor	(42)	—		(148)	—
Net increase in net assets from share transactions of beneficial interest	6,154,431	2,379,819		5,590,126	3,218,391
Total increase in net assets	3,794,845	3,811,795		4,135,305	4,022,611

Net Assets:
Beginning of year	11,194,313	7,382,518		13,343,482	9,320,871
End of year**	$14,989,158	$11,194,313		$17,478,787	$13,343,482

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year includes distributions in excess of net investment income of $150,652 and $214,690 as of December 31, 2017 for the TOPS Aggressive Growth ETF Portfolio and the TOPS Balanced ETF Portfolio, respectively.

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	65,679	31,679	120,937	204,444
Shares Reinvested	5,259	959	13,136	6,808
Shares Redeemed	(5,657)	(3,856)	(24,571)	(22,068)
Net increase in shares of beneficial interest outstanding	65,281	28,782	109,502	189,184

Class 2
Shares Sold	390,968	270,308	480,835	355,301
Shares Reinvested	44,409	13,509	31,388	14,070
Shares Redeemed	(82,970)	(143,323)	(155,065)	(298,181)
Net increase in shares of beneficial interest outstanding	352,407	140,494	357,158	71,190

Investor Class
Shares Sold	1,409	—	2,160	—
Shares Reinvested	27	—	64	—
Shares Redeemed	(3)	—	(12)	—
Net increase in shares of beneficial interest outstanding	1,433	—	2,212	—

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio				Growth ETF Portfolio

	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2018		December 31, 2017		December 31, 2018	December 31, 2017

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$238,910		$153,298		$470,566	$300,634
Net realized gain on investments	113,830		179,722		958,237	946,728
Distributions of realized gains by underlying investment companies	—		26		—	—
Net change in unrealized appreciation (depreciation) on investments	(627,271)		158,045		(3,751,473)	1,268,091
Net increase (decrease) in net assets resulting from operations	(274,531)		491,091		(2,322,670)	2,515,453

From Distributions to Shareholders:
Net Investment Income:
Class 1	—		(46,589)		—	(45,967)
Class 2	—		(17,094)		—	(163,633)
Investor	—		(0	) (a)	—	(0	) (a)
Net Realized Gains:
Class 1	—		—		—	(25,337)
Class 2	—		—		—	(100,867)
Investor	—		—		—	(0	) (a)
Total Distributions Paid*
Class 1	(223,435)		—		(204,087)	(25,337)
Class 2	(87,793)		—		(1,063,708)	(100,867)
Investor	(0	) (a)	—		(173)	(0	) (a)

Total distributions to shareholders	(311,228)		(63,683)		(1,267,968)	(335,804)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,770,623		3,427,828		832,439	910,977
Class 2	1,248,191		1,251,760		9,297,182	7,084,003
Investor	—		—		42,865	—
Reinvestment of distributions
Class 1	223,436		46,589		204,087	71,304
Class 2	87,793		17,094		1,063,708	264,500
Investor	0	(a)	—		172	—
Cost of shares redeemed
Class 1	(1,026,757)		(1,840,782)		(116,878)	(645,459)
Class 2	(523,743)		(644,651)		(2,632,290)	(3,468,867)
Investor	—		—		(8,739)	—
Net increase in net assets from share transactions of beneficial interest	2,779,543		2,257,838		8,682,546	4,216,458
Total increase in net assets	2,193,784		2,685,246		5,091,908	6,396,107

Net Assets:
Beginning of year	8,529,997		5,844,751		18,833,505	12,437,398
End of year**	$10,723,781		$8,529,997		$23,925,413	$18,833,505

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year includes distributions in excess of net investment income of $153,269 and $300,561 as of December 31, 2017 for the TOPS Conservative ETF Portfolio and the TOPS Growth ETF Portfolio, respectively.

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio

	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2018		December 31, 2017	December 31, 2018	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	233,092		296,161	54,181	63,096
Shares Reinvested	19,362		3,989	14,173	4,918
Shares Redeemed	(86,210)		(159,454)	(7,673)	(42,751)
Net increase in shares of beneficial interest outstanding	166,244		140,696	60,681	25,263

Class 2
Shares Sold	106,180		108,882	620,848	499,512
Shares Reinvested	7,654		1,470	75,121	18,523
Shares Redeemed	(44,487)		(55,405)	(174,300)	(248,681)
Net increase in shares of beneficial interest outstanding	69,347		54,947	521,669	269,354

Investor Class
Shares Sold	—		—	2,905	—
Shares Reinvested	0	(b)	—	11	—
Shares Redeemed	—		—	(541)	—
Net increase in shares of beneficial interest outstanding	0	(b)	—	2,375	—

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$578,936		$352,639
Net realized gain on investments	754,874		694,512
Net change in unrealized appreciation (depreciation) on investments	(3,287,342)		1,201,068
Net increase (decrease) in net assets resulting from operations	(1,953,532)		2,248,219

From Distributions to Shareholders:
Net Investment Income:
Class 1	—		(74,708)
Class 2	—		(150,382)
Investor	—		(0	) (a)
Net Realized Gains:
Class 1	—		(16,519)
Class 2	—		(37,384)
Investor	—		(0	) (a)
Total Distributions Paid*
Class 1	(266,608)		(16,519)
Class 2	(764,123)		(37,384)
Investor	(0	) (a)	(0	) (a)

Total distributions to shareholders	(1,030,731)		(278,993)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,608,993		2,791,953
Class 2	8,727,260		4,705,027
Investor	11,417		—
Reinvestment of distributions
Class 1	266,608		91,226
Class 2	764,122		187,767
Investor	1		—
Cost of shares redeemed
Class 1	(477,118)		(327,075)
Class 2	(1,718,890)		(3,368,502)
Investor	(15)		—
Net increase in net assets from share transactions of beneficial interest	9,182,378		4,080,396
Total increase in net assets	6,198,115		6,049,622

Net Assets:
Beginning of year	20,452,118		14,402,496
End of year**	$26,650,233		$20,452,118

*	Distributions from net investment income and net realized capital gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year includes distributions in excess of net investment income of $352,493 as of December 31, 2017.

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	131,371	239,459
Shares Reinvested	22,555	7,692
Shares Redeemed	(38,891)	(27,320)
Net increase in shares of beneficial interest outstanding	115,035	219,831

Class 2
Shares Sold	732,269	410,987
Shares Reinvested	67,028	16,370
Shares Redeemed	(142,972)	(299,661)
Net increase in shares of beneficial interest outstanding	656,325	127,696

Investor Class
Shares Sold	940	—
Shares Reinvested	0 (b)	—
Shares Redeemed	(1)	—
Net increase in shares of beneficial interest outstanding	939	—

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$14.94	$12.69	$11.43	$12.52	$12.32
Income (loss) from investment operations:
Net investment income (a) (b)	0.32	0.29	0.34	0.23	0.24
Net realized and unrealized gain (loss) on investments	(1.69)	2.32	1.18	(0.70)	0.38
Total income (loss) from investment operations	(1.37)	2.61	1.52	(0.47)	0.62
Less distributions from:
Net investment income	(0.16)	(0.22)	(0.14)	(0.14)	(0.13)
Net realized gain	(0.53)	(0.14)	(0.12)	(0.48)	(0.29)
Total distributions	(0.69)	(0.36)	(0.26)	(0.62)	(0.42)
Net asset value, end of year	$12.88	$14.94	$12.69	$11.43	$12.52
Total return (c)	(9.60)%	20.70%	13.41%	(3.50)%	5.10%
Ratios and Supplemental Data:
Net assets (in 000’s)	$1,517	$785	$302	$77	$83
Ratio of expenses to average net assets (d)	0.22%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.17%	2.06%	2.81%	1.87%	1.92%
Portfolio turnover rate	39%	44%	16%	11%	36%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$14.81	$12.60	$11.36	$12.45	$12.27
Income (loss) from investment operations:
Net investment income (a) (b)	0.26	0.23	0.23	0.22	0.23
Net realized and unrealized gain (loss) on investments	(1.65)	2.31	1.25	(0.70)	0.36
Total income (loss) from investment operations	(1.39)	2.54	1.48	(0.48)	0.59
Less distributions from:
Net investment income	(0.14)	(0.19)	(0.12)	(0.13)	(0.12)
Net realized gain	(0.53)	(0.14)	(0.12)	(0.48)	(0.29)
Total distributions	(0.67)	(0.33)	(0.24)	(0.61)	(0.41)
Net asset value, end of year	$12.75	$14.81	$12.60	$11.36	$12.45
Total return (c)	(9.88)%	20.31%	13.16%	(3.66)%	4.81%
Ratios and Supplemental Data:
Net assets (in 000’s)	$13,452	$10,409	$7,081	$4,719	$2,986
Ratio of expenses to average net assets (d)	0.47%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.80%	1.69%	1.94%	1.79%	1.83%
Portfolio turnover rate	39%	44%	16%	11%	36%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$14.81	$13.44	$11.96	$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.23	0.23	0.23	0.22
Net realized and unrealized gain (loss) on investments	(0.62)	1.47	1.25	(1.09)
Total income (loss) from investment operations	(0.39)	1.70	1.48	(0.87)
Less distributions from:
Net investment income	(0.14)	(0.19)	—	—
Net realized gain	(0.53)	(0.14)	—	—
Total distributions	(0.67)	(0.33)	—	—
Net asset value, end of period	$13.75	$14.81	$13.44	$11.96
Total return (d)	(10.22)%	18.78%	12.37%	(6.78)%
Ratios and Supplemental Data:
Net assets, end of period (f)	$19,713	$15	$13	$12
Ratio of expenses to average net assets (e)	0.72%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (e)	1.55%	1.44%	1.69%	1.54	% (g)
Portfolio turnover rate	39%	44%	16%	11%

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$12.58	$11.60	$10.93	$11.57	$11.72
Income (loss) from investment operations:
Net investment income (a) (b)	0.32	0.30	0.40	0.21	0.25
Net realized and unrealized gain (loss) on investments	(0.98)	0.99	0.50	(0.50)	0.30
Total income (loss) from investment operations	(0.66)	1.29	0.90	(0.29)	0.55
Less distributions from:
Net investment income	(0.17)	(0.19)	(0.14)	(0.17)	(0.21)
Net realized gain	(0.22)	(0.12)	(0.09)	(0.18)	(0.49)
Total distributions	(0.39)	(0.31)	(0.23)	(0.35)	(0.70)
Net asset value, end of year	$11.53	$12.58	$11.60	$10.93	$11.57
Total return (c)	(5.38)%	11.20%	8.22%	(2.38)%	4.76%
Ratios and Supplemental Data:
Net assets (in 000’s)	$5,009	$4,086	$1,574	$22	$23
Ratio of expenses to average net assets (d)	0.22%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.59%	2.43%	3.53%	1.87%	2.09%
Portfolio turnover rate	45%	51%	32%	18%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$12.17	$11.23	$10.60	$11.23	$11.51
Income (loss) from investment operations:
Net investment income (a) (b)	0.28	0.24	0.22	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.95)	0.98	0.62	(0.49)	0.20
Total income (loss) from investment operations	(0.67)	1.22	0.84	(0.30)	0.40
Less distributions from:
Net investment income	(0.15)	(0.16)	(0.12)	(0.15)	(0.19)
Net realized gain	(0.22)	(0.12)	(0.09)	(0.18)	(0.49)
Total distributions	(0.37)	(0.28)	(0.21)	(0.33)	(0.68)
Net asset value, end of year	$11.13	$12.17	$11.23	$10.60	$11.23
Total return (c)	(5.62)%	10.95%	7.91%	(2.56)%	3.54%
Ratios and Supplemental Data:
Net assets (in 000’s)	$12,444	$9,257	$7,747	$5,174	$4,206
Ratio of expenses to average net assets (d)	0.47%	0.45%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	2.35%	2.04%	2.01%	1.69%	1.74%
Portfolio turnover rate	45%	51%	32%	18%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.16	$11.76	$10.93	$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.24	0.23	0.07
Net realized and unrealized gain (loss) on investments	(0.17)	0.44	0.60	(0.49)
Total income (loss) from investment operations	0.08	0.68	0.83	(0.42)
Less distributions from:
Net investment income	(0.15)	(0.16)	—	—
Net realized gain	(0.22)	(0.12)	—	—
Total distributions	(0.37)	(0.28)	—	—
Net asset value, end of period	$11.87	$12.16	$11.76	$10.93
Total return (d)	(5.81)%	10.13%	7.59%	(3.70)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$26,277	$12	$12	$11
Ratio of expenses to average net assets (f)	0.72%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	2.10%	1.79%	1.76%	1.44	% (g)
Portfolio turnover rate	45%	51%	32%	18%

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$11.91	$11.23	$10.70	$11.15	$11.07
Income (loss) from investment operations:
Net investment income (a) (b)	0.29	0.25	0.30	0.19	0.21
Net realized and unrealized gain (loss) on investments	(0.57)	0.53	0.36	(0.39)	0.05 (e)
Total income (loss) from investment operations	(0.28)	0.78	0.66	(0.20)	0.26
Less distributions from:
Net investment income	(0.17)	(0.10)	(0.13)	(0.17)	(0.05)
Net realized gain	(0.18)	—	—	(0.08)	(0.13)
Total distributions	(0.35)	(0.10)	(0.13)	(0.25)	(0.18)
Net asset value, end of year	$11.28	$11.91	$11.23	$10.70	$11.15
Total return (c)	(2.48)%	7.00%	6.16%	(1.78)%	2.37%
Ratios and Supplemental Data:
Net assets (in 000’s)	$7,506	$5,949	$4,026	$251	$64
Ratio of expenses to average net assets (d)	0.23%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.44%	2.15%	2.66%	1.75%	1.87%
Portfolio turnover rate	47%	56%	93%	31%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$11.85	$11.17	$10.63	$11.09	$11.03
Income (loss) from investment operations:
Net investment income (a) (b)	0.26	0.22	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investments	(0.57)	0.54	0.45	(0.39)	0.06 (e)
Total income (loss) from investment operations	(0.31)	0.76	0.62	(0.23)	0.24
Less distributions from:
Net investment income	(0.15)	(0.08)	(0.08)	(0.15)	(0.05)
Net realized gain	(0.18)	—	—	(0.08)	(0.13)
Total distributions	(0.33)	(0.08)	(0.08)	(0.23)	(0.18)
Net asset value, end of year	$11.21	$11.85	$11.17	$10.63	$11.09
Total return (c)	(2.68)%	6.83%	5.82%	(2.09)%	2.12%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,218	$2,581	$1,819	$2,475	$2,489
Ratio of expenses to average net assets (d)	0.48%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (c) (d)	2.18%	1.87%	1.58%	1.42%	1.62%
Portfolio turnover rate	47%	56%	93%	31%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.84	$11.48	$10.86	$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.23	0.22	0.18	0.06
Net realized and unrealized gain (loss) on investments	(0.14)	0.24	0.44	(0.36)
Total income (loss) from investment operations	0.09	0.46	0.62	(0.30)
Less distributions from:
Net investment income	(0.15)	(0.10)	—	—
Net realized gain	(0.18)	—	—	—
Total distributions	(0.33)	(0.10)	—	—
Net asset value, end of period	$11.60	$11.84	$11.48	$10.86
Total return (d)	(2.59)%	6.44%	5.71%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$12	$12	$11	$11
Ratio of expenses to average net assets (f)	0.73%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	1.96%	1.62%	1.33%	1.17	% (g)
Portfolio turnover rate	47%	56%	93%	31%

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$15.35	$13.27	$12.21	$13.38	$13.19
Income (loss) from investment operations:
Net investment income (a) (b)	0.35	0.30	0.29	0.33	0.28
Net realized and unrealized gain (loss) on investments	(1.61)	2.10	1.23	(0.91)	0.24
Total income (loss) from investment operations	(1.26)	2.40	1.52	(0.58)	0.52
Less distributions from:
Net investment income	(0.20)	(0.21)	(0.18)	(0.21)	(0.19)
Net realized gain	(0.60)	(0.11)	(0.28)	(0.38)	(0.14)
Total distributions	(0.80)	(0.32)	(0.46)	(0.59)	(0.33)
Net asset value, end of year	$13.29	$15.35	$13.27	$12.21	$13.38
Total return (c)	(8.57)%	18.24%	12.60%	(4.09)%	3.94%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,664	$3,302	$2,518	$1,832	$859
Ratio of expenses to average net assets (d)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.31%	2.10%	2.30%	2.47%	2.06%
Portfolio turnover rate	43%	41%	16%	21%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$15.11	$13.08	$12.05	$13.22	$13.05
Income (loss) from investment operations:
Net investment income (a) (b)	0.32	0.28	0.26	0.25	0.24
Net realized and unrealized gain (loss) on investments	(1.59)	2.05	1.21	(0.85)	0.24
Total income (loss) from investment operations	(1.27)	2.33	1.47	(0.60)	0.48
Less distributions from:
Net investment income	(0.18)	(0.19)	(0.16)	(0.19)	(0.17)
Net realized gain	(0.60)	(0.11)	(0.28)	(0.38)	(0.14)
Total distributions	(0.78)	(0.30)	(0.44)	(0.57)	(0.31)
Net asset value, end of year	$13.06	$15.11	$13.08	$12.05	$13.22
Total return (c)	(8.78)%	17.94%	12.32%	(4.34)%	3.66%
Ratios and Supplemental Data:
Net assets (in 000’s)	$20,228	$15,532	$9,919	$6,490	$4,817
Ratio of expenses to average net assets (d)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	2.12%	1.97%	2.10%	1.91%	1.83%
Portfolio turnover rate	43%	41%	16%	21%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$15.11	$14.09	$12.62	$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.28	0.28	0.28	0.09
Net realized and unrealized gain (loss) on investments	(0.38)	1.04	1.19	(0.98)
Total income (loss) from investment operations	(0.10)	1.32	1.47	(0.89)
Less distributions from:
Net investment income	(0.18)	(0.19)	(0.18)	(0.18)
Net realized gain	(0.60)	(0.11)	(0.60)	(0.60)
Total distributions	(0.78)	(0.30)	(0.78)	(0.78)
Net asset value, end of period	$14.23	$15.11	$14.09	$12.62
Total return (d)	(8.92)%	16.23%	11.65%	(6.59)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$33,812	$15	$14	$13
Ratio of expenses to average net assets (f)	0.71%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	1.87%	1.72%	1.85%	1.66	% (g)
Portfolio turnover rate	43%	41%	16%	21%

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not (e) Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$12.40	$11.02	$10.07	$11.12	$11.75
Income (loss) from investment operations:
Net investment income (a) (b)	0.31	0.28	0.26	0.22	0.22
Net realized and unrealized gain (loss) on investments	(1.10)	1.30	0.82	(0.59)	0.22
Total income (loss) from investment operations	(0.79)	1.58	1.08	(0.37)	0.44
Less distributions from:
Net investment income	(0.17)	(0.16)	(0.07)	—	(0.28)
Net realized gain	(0.31)	(0.04)	(0.06)	(0.68)	(0.79)
Total distributions	(0.48)	(0.20)	(0.13)	(0.68)	(1.07)
Net asset value, end of year	$11.13	$12.40	$11.02	$10.07	$11.12
Total return (c)	(6.60)%	14.38%	10.79%	(3.13)%	3.83%
Ratios and Supplemental Data:
Net assets (in 000’s)	$6,797	$6,150	$3,041	$1,604	$129
Ratio of expenses to average net assets (d)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.51%	2.35%	2.50%	2.53%	1.83%
Portfolio turnover rate	33%	43%	19%	37%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of year	$11.99	$10.67	$9.77	$11.04	$11.69
Income (loss) from investment operations:
Net investment income (a) (b)	0.28	0.23	0.24	0.21	0.22
Net realized and unrealized gain (loss) on investments	(1.08)	1.27	0.78	(0.62)	0.18
Total income (loss) from investment operations	(0.80)	1.50	1.02	(0.41)	0.40
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.06)	(0.18)	(0.26)
Net realized gain	(0.31)	(0.04)	(0.06)	(0.68)	(0.79)
Total distributions	(0.46)	(0.18)	(0.12)	(0.86)	(1.05)
Net asset value, end of year	$10.73	$11.99	$10.67	$9.77	$11.04
Total return (c)	(6.89)%	14.11%	10.52%	(3.43)%	3.48%
Ratios and Supplemental Data:
Net assets (in 000’s)	$19,842	$14,302	$11,362	$4,897	$2,765
Ratio of expenses to average net assets (d)	0.46%	0.45%	0.45%	0.46%	0.45%
Ratio of net investment income to average net assets (b) (d)	2.32%	1.99%	2.34%	1.94%	1.91%
Portfolio turnover rate	33%	43%	19%	37%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.98	$11.65	$10.63	$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.23	0.25	0.08
Net realized and unrealized gain (loss) on investments	0.09	0.28	0.77	(0.67)
Total income (loss) from investment operations	0.34	0.51	1.02	(0.59)
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.18)	(0.18)
Net realized gain	(0.31)	(0.04)	(0.60)	(0.60)
Total distributions	(0.46)	(0.18)	(0.78)	(0.78)
Net asset value, end of period	$11.86	$11.98	$11.65	$10.63
Total return (d)	(6.50)%	12.31%	9.60%	(5.26)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$11,151	$12	$12	$11
Ratio of expenses to average net assets (f)	0.71%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	2.07%	1.74%	2.09%	1.69	% (g)
Portfolio turnover rate	33%	43%	19%	37%

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer three classes of shares: Class 1 Shares, Class 2 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Due to custodian liabilities shown on the statements of assets and liabilities are carried at cost and approximate fair value as of December 31, 2018. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,674,630	$—	$—	$14,674,630
Short-Term Investment	418,441	—	—	418,441
Total	$15,093,071	$—	$—	$15,093,071

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,128,304	$—	$—	$17,128,304
Short-Term Investment	245,237	—	—	245,237
Total	$17,373,541	$—	$—	$17,373,541

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,515,141	$—	$—	$10,515,141
Short-Term Investment	279,135	—	—	279,135
Total	$10,794,276	$—	$—	$10,794,276

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,444,698	$—	$—	$23,444,698
Short-Term Investment	1,382,892	—	—	1,382,892
Total	$24,827,590	$—	$—	$24,827,590

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,113,845	$—	$—	$26,113,845
Short-Term Investment	1,842,466	—	—	1,842,466
Total	$27,956,311	$—	$—	$27,956,311

The Portfolios did not hold any Level 2 or Level 3 securities during the year ended December 31, 2018.

There were no transfers into or out of any level during the period ended December 31, 2018. It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Portfolio’s December 31, 2018 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

As of the year ended December 31, 2018, the Aggressive Growth ETF Portfolio did not hold any securities out on loan.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2018:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities

			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Balanced ETF Portfolio
Description:
Securities Loaned	$145,710	$—	$145,710	$—	$145,710	$—
Total	$145,710	$—	$145,710	$—	$145,710	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$21,800	$—	$21,800	$—	$21,800	$—
Total	$21,800	$—	$21,800	$—	$21,800	$—

Growth ETF Portfolio
Description:
Securities Loaned	$707,317	$—	$707,317	$—	$707,317	$—
Total	$707,317	$—	$707,317	$—	$707,317	$—

Moderate Growth ETF Portfolio
Description:
Securities Loaned	$1,085,126	$—	$1,085,126	$—	$1,085,126	$—
Total	$1,085,126	$—	$1,085,126	$—	$1,085,126	$—

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

The following table breaks out the holdings received as collateral as of December 31, 2018:

Securities Lending Transactions
Overnight and Continuous
Balanced ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$148,785

Conservative ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$22,260

Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$722,242

Moderate Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$1,108,023

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$10,799,458	$5,136,005
Balanced ETF Portfolio	12,355,912	6,904,581
Conservative ETF Portfolio	7,336,857	4,665,108
Growth ETF Portfolio	16,980,515	9,150,968
Moderate Growth ETF Portfolio	16,621,372	7,970,454

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Please see below for the advisory fees incurred by each Portfolio for the year ended December 31, 2018. The Advisor has engaged Milliman Financial Risk Management, LLC as the sub-advisor to the Portfolios. The sub-advisor is paid by the Advisor, not the Portfolios.

Portfolio	Advisory Fees
Aggressive Growth ETF Portfolio	$13,643
Balanced ETF Portfolio	15,489
Conservative ETF Portfolio	10,124
Growth ETF Portfolio	21,840
Moderate Growth ETF Portfolio	24,363

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended December 31, 2018, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Aggressive Growth ETF Portfolio	$31,206
Balanced ETF Portfolio	27,103
Conservative ETF Portfolio	7,533
Growth ETF Portfolio	45,312
Moderate Growth ETF Portfolio	44,319

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the year ended December 31, 2018, the Trustees received fees in the amount of $13,382 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2018, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	72%

Balanced ETF Portfolio

Pruco Life Insurance Company	58%
Members Life Insurance Company	26%

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

Conservative ETF Portfolio

Members Life Insurance Company	70%

Growth ETF Portfolio

Pruco Life Insurance Company	59%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	61%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of December 31, 2018 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total
		Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$16,323,945	$1,729	$(1,232,603)	$(1,230,874)
Balanced ETF Portfolio	18,450,171	33,933	(1,110,563)	(1,076,630)
Conservative ETF Portfolio	11,240,097	20,568	(466,389)	(445,821)
Growth ETF Portfolio	26,712,914	16,254	(1,901,578)	(1,885,324)
Moderate Growth ETF Portfolio	29,694,051	15,900	(1,753,640)	(1,737,740)

The tax character of the Portfolio’s distributions paid for the years ended December 31, 2018 and December 31, 2017 was as follows:

For the year ended December 31, 2018:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$148,569	$549,407	$697,976
Balanced ETF Portfolio	214,708	307,967	522,675
Conservative ETF Portfolio	174,832	136,396	311,228
Growth ETF Portfolio	301,040	966,928	1,267,968
Moderate Growth ETF Portfolio	348,403	682,328	1,030,731

For the year ended December 31, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$117,129	$83,652	$200,781
Balanced ETF Portfolio	151,981	96,752	248,733
Conservative ETF Portfolio	63,683	—	63,683
Growth ETF Portfolio	216,014	119,790	335,804
Moderate Growth ETF Portfolio	238,185	40,808	278,993

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Depreciation	Earnings
Aggressive Growth ETF Portfolio	$603,713	$304,037	$—	$—	$—	$(1,230,874)	$(323,124)
Balanced ETF Portfolio	588,399	251,051	—	—	—	(1,076,630)	(237,180)
Conservative ETF Portfolio	346,626	26,838	—	—	—	(445,821)	(72,357)
Growth ETF Portfolio	972,579	485,559	—	—	—	(1,885,324)	(427,186)
Moderate Growth ETF Portfolio	1,040,336	324,495	—	—	—	(1,737,740)	(372,909)

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objective by investing a portion of its assets in the Vanguard S&P 500 ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR available at “www.sec.gov”. As of December 31, 2018, the percentage of the Aggressive Growth ETF Portfolio’s net assets invested in the Vanguard S&P 500 ETF were 25.06%.

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Northern Lights Variable Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Northern Lights Variable Trust comprising the TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Conservative ETF Portfolio, TOPS Growth ETF Portfolio, and TOPS Moderate Growth ETF Portfolio (the “Funds”), including the portfolios of investments as of December 31, 2018, and the related statements of operations, changes in net assets, and financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Northern Lights Variable Trust as of December 31, 2018, and the results of their operations, changes in net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended December 31, 2017 and the financial highlights for each of the four years in the period ended December 31, 2017 were audited by other auditors whose report, dated February 16, 2018, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 15, 2019

We have served as the auditor of one or more TOPS Funds investment companies since 2019.

TOPS Portfolios (Adviser – ValMark Advisers, Inc)*

In connection with the regular meeting held on November 14-15, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc (the “Adviser”) and the Trust, with respect to the TOPS Portfolios (the “Fund” or “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that ValMark had approximately $5.7 billion in assets under management. They observed that the firm provided financial planning, consulting, investment advisory and risk management services to institutional and high net worth clients, as well as to insurance companies. They discussed the backgrounds of the key personnel responsible for serving the Funds, noting that they had substantial industry and investment experience. The Trustees reviewed the adviser’s proprietary investment process, noting that it utilized asset allocation technology and researched many asset classes. The Trustees discussed how the adviser set asset allocation levels, selected exchange-traded funds (“ETFs”), and rebalanced portfolios. The Trustees reviewed the adviser’s process for overseeing the sub-adviser and discussed the adviser’s multi-step methodology for managing risk. They noted that for certain of the TOPS Portfolios, the adviser engaged a sub-adviser to apply a customized risk overlay strategy. The Trustees reviewed the adviser’s process for monitoring compliance with investment limitations, observing that the adviser reviewed position reports prior to each trade, monitored for ETF issuer concentration, and utilized a portfolio surveillance program to test for prospectus compliance. The Trustees noted that the adviser delegated trading execution to the sub-adviser but utilized a best execution committee to review executing brokers and monitor best execution. The Trustees acknowledged that the adviser maintained a reputation as a leading ETF strategist and had robust resources and staff to support the TOPS Portfolios. The Trustees concluded that ValMark had provided a high level of quality service to the Funds for the benefit of shareholders.

Performance.

TOPS Conservative. The Trustees noted the Fund’s objective to preserve capital and provide moderate income and moderate capital appreciation, and they observed that the Fund had a three-star Morningstar rating. They discussed the Fund’s historical performance, noting that the Fund underperformed its benchmark over all periods presented. They also considered that the S&P 500 may not be the most appropriate benchmark given the Fund’s strategy. The Trustees also noted that the Fund underperformed its Morningstar category and peer group over the five-year and since inception time periods, but showed improved performance over the one-year period as the Fund outperformed these groups. The Trustees reviewed the adviser’s explanation that the Fund’s longer-term underperformance stemmed from strategic allocation decisions. The Trustees also noted that the Fund had higher international exposure than most of its peer group and Morningstar category members, and that a tactical decision to shorten duration had also negatively affected performance as longer duration securities had performed better in the current environment. The Trustees considered the adviser’s stated expectation that market conditions would cycle and were likely to revert to those that would be favorable to the Fund. They concluded that the Fund is accomplishing its objective and that the adviser is implementing the strategy as expected.

TOPS Balanced. The Trustees discussed the Fund’s two-star Morningstar rating and the Fund’s stated objective to seek income and capital appreciation. They observed that the Fund underperformed its benchmark, peer group and Morningstar category over the three-year, five-year and since inception periods, underperformed its benchmark and Morningstar category over the one-year period, and outperformed its peer group over the one-year period. They observed that such underperformance was linked to the Fund’s strategic allocation, noting that the Fund maintained an approximately 50% allocation to equity securities while the comparison funds tended to have a higher allocation to equity securities. They further observed that the Fund held a substantial position in international equities, which had not performed well. The Trustees reviewed the Fund’s standard deviation and Sharpe ratio, noting that over the past one- and three-year periods, the Fund ranked in the top two quartiles as compared to its peer group, which showed that the Fund’s shareholders were receiving some benefit for the lower equity exposure. The Trustees considered the adviser’s stated belief that the Fund would likely show improved performance over a more complete market cycle and concluded that the adviser had implemented the strategy effectively.

TOPS Moderate. The Trustees discussed the Fund’s investment objective of seeking capital appreciation and noted the Fund had achieved a three-star Morningstar rating. They noted that the Fund outperformed its peer group and Morningstar category over the one- and three-year periods, but underperformed those comparison groups over the five-year and since inception periods. They also noted that over the one- and three-year periods, the Fund’s Sharpe and Sortino ratios generally compared favorably to the peer group and Morningstar category. They reasoned that the Fund’s more recent outperformance could be attributed to a higher equity exposure, and that the Fund’s longer-term underperformance was likely the result of the Fund’s higher international equity exposure. They considered that the adviser was committed to an international allocation as a critical piece of the Fund’s strategy, and reasoned that the Fund was likely to lag its comparison groups when U.S. equities performed well. They concluded that the adviser had effectively implemented the Fund’s strategy.

TOPS Growth. The Trustees noted the Fund’s objective of seeking capital appreciation and observed that the Fund had achieved a three-star Morningstar rating. They noted that although the Fund underperformed its benchmark over all periods presented, the Fund outperformed its category and peer group over those same periods. They reasoned that the Fund’s favorable performance had resulted from a strategically higher allocation to equities than the peer group and Morningstar category funds. They considered that during extended strong markets, the Fund was likely to outpace peer groups based on that allocation. The Trustees observed that the Fund had a lower international equity exposure than several comparison funds, which also contributed to outperformance. They also observed that the Fund’s Sharpe and Sortino ratios were favorable over the one- and three-year periods, but less favorable over the five-year period. The Trustees concluded that the adviser was achieving the Fund’s objective, and was implementing the Fund’s strategy effectively.

TOPS Aggressive. The Trustees reviewed the Fund’s objective of seeking capital appreciation and observed that the Fund had achieved a four-star Morningstar rating. The Trustees noted that the Fund outperformed its peer group and Morningstar category over the one-, three- and five-year periods, ranking in the first quartile of each group over each of these periods. The Trustees further noted that the Fund underperformed these groups on a since inception basis. The Trustees observed that relative to its peers and Morningstar category members, the Fund maintained a higher allocation to equities and a lower allocation to international equities, which appeared to have accounted for the strong relative performance over the extended bull market. They also noted that the allocation appeared to lead to a less favorable standard deviation. The Trustees reviewed the Fund’s Sharpe and Sortino ratios, noting that each ranked very favorably over the one- and three-year periods as compared to the peer group and category. The Trustees reasoned that the Fund’s improved performance over the past five years showed that the adviser’s decision to remain committed to the Fund’s strategy has worked well.

TOPS Risk Balanced. The Trustees discussed the Fund’s investment objective of providing income and capital appreciation with less volatility than the fixed income and equity markets as a whole. They noted the Fund’s two-star Morningstar rating and that the Fund’s sub-adviser provided a hedging overlay designed to manage risk. They further noted that the Fund underperformed its benchmark, category and peer group over all periods presented. They reasoned that the underperformance was likely due to the adviser’s strategic allocation and the hedging overlay provided by Milliman. They observed that as compared to its peer group and category, the Fund held a larger percentage of international equities, which had lagged domestic equities. They reasoned that this strategic allocation was likely detrimental to performance. They further reasoned that the hedging overlay further reduced equity exposure when markets rebounded, which caused the Fund to miss the gains experienced by comparison funds. After discussion, the Trustees concluded that despite this underperformance, the adviser had implemented the Fund’s strategy as designed even though market conditions had not favored the strategy. They further concluded that the strategy is better evaluated over a full market cycle.

TOPS Risk ETF. The Trustees discussed the Fund’s investment objective of providing capital appreciation with less volatility than equity markets as a whole, and they noted that the Fund had a one-star Morningstar rating. They reviewed the historical performance of the Fund, noting that the Fund had underperformed its benchmark, peer group and Morningstar category over all time periods presented. They considered the reasons for such underperformance, noting that it was likely due to the Fund’s global allocation, which emphasized international equities over domestic equities. They observed that over the last five years, domestic equities had tended to provide much stronger returns than international equity securities. They further observed that the sub-adviser’s hedging strategy had caused a drag on performance by reducing domestic equity exposure at times of market rebounds. The Trustees reasoned that the Fund’s strategy was being implemented as expected, but that market conditions had not been favorable for the strategy. They further reasoned that it appeared that the Fund’s strategy had provided less volatility than equity markets, but was giving up more return than was desirable at the same time. They concluded that the Fund’s strategy was likely to prove more favorable as market conditions change in the future.

TOPS Risk Growth. The Trustees reviewed the Fund’s objective of providing capital appreciation with less volatility than equity markets, and they noted that the Fund had achieved a one-star Morningstar rating. They reviewed the historical performance of the Fund, noting that the Fund had underperformed its benchmark, peer group and Morningstar category over all time periods presented. They considered the potential reasons for such underperformance, noting that the Fund’s strategic allocation favored international equity securities and value ETFs, which had negatively affected performance. They also noted that the Fund’s hedging overlay had endured many whipsaws during a prolonged bull market, which had further provided a drag on performance. They considered the historical volatility of the Fund, noting that it had generally been less than equity markets overall, but that the reduction of the Fund’s volatility had come at the expense of performance and less favorable Sharpe and Sortino ratios. The Trustees observed that although the adviser was implementing the Fund’s strategy as designed, it appeared that markets had not favored that strategy. After discussion, the Trustees concluded that the strategy should be evaluated over a full market cycle.

TOPS Risk Flex. The Trustees discussed the Fund’s objective of providing income and capital appreciation with less volatility than the fixed income and equity markets as a whole. They observed that the Fund had achieved a two-star Morningstar rating. They reviewed the historical performance of the

Fund, noting that although the Fund underperformed its peer group, Morningstar category and benchmark over all time periods, the Fund had shown slightly improved performance in the one-year period as compared to the category and peer group. They observed that the Fund’s strategic allocation had favored international equities and value stocks, and reasoned that such an allocation, being out of favor over the last few years, had caused a drag on performance. They considered the adviser’s assertion that the hedging strategy should perform better as market conditions change. The Trustees reasoned that the Fund’s strategy was being executed as designed, noting that the Fund appeared to show less volatility than equity markets in general. They also noted, however, that such controls on volatility had appeared to cost the Fund significantly in terms of returns and less favorable Sharpe and Sortino ratios. They concluded that the strategy could cycle back into favor and performance should be monitored.

Fees and Expenses.

TOPS Non-Risk Managed Portfolios. The Trustees reviewed the advisory fee of each of the TOPS Non-Risk Managed Portfolios. They noted the adviser charged a fee of 0.10% for advisory services to each Fund. They considered each TOPS Non-Risk Managed Portfolio’s advisory fee and net expense ratio relative to the peer group and assigned Morningstar category, noting that in each instance the Fund’s fee and expense ratio were significantly lower than the average of either comparison group. The Trustees concluded that the fees for the TOPS Non-Risk Managed Portfolios were not unreasonable.

TOPS Risk Managed Portfolios. The Trustees reviewed the advisory fee of each of the TOPS Risk Managed Portfolios, noting the adviser charged a fee of 0.30% for advisory services to each Fund and that the adviser paid a portion of that fee to the sub-adviser. They considered each TOPS Risk Managed Portfolio’s net expense ratio and advisory fee relative to the peer group and assigned Morningstar category. The Trustees noted, with the exception of TOPS Risk Flex, the expense ratios were generally lower than the averages of the comparison groups. The Trustees noted that the advisory fees were higher than the category average for each Fund, higher than the peer group average for TOPS Risk Growth, TOPS Risk ETF and TOPS Risk Balanced, and still within the ranges of both comparison groups. The Trustees concluded that the adviser offered access to a strategy at a competitive fee that was not unreasonable.

Economies of Scale. The Trustees noted the Funds’ competitive fees and considered the size of each Fund. They also considered the adviser’s assertion that breakpoints would, therefore, be unlikely in the near term. They noted, however, the adviser’s willingness to discuss the matter of economies as a Fund’s size materially increased. After further discussion, it was the consensus of the Trustees that based on the existing, competitive fees and each Fund’s current asset level, economies had not yet been reached at this time and the absence of breakpoints was reasonable. The Trustees agreed to monitor this issue and revisit this discussion as each Fund’s size increased significantly.

Profitability.

TOPS Non-Risk Managed Portfolios. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees considered the profits realized by the adviser in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to each Fund. The Trustees observed the adviser indicated it had realized a loss in connection with its relationship to each TOPS Non-Risk Managed Portfolio. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time for any TOPS Non-Risk Managed Portfolio.

TOPS Risk Managed Portfolios. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees considered the profits realized by the adviser in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to each Fund. The Trustees observed that the adviser indicated that it had realized a profit in connection with its relationship to TOPS Risk Balanced, TOPS Risk Growth, TOPS Risk ETF, but a loss in connection with its relationship to TOPS Risk Flex. The Trustees noted that the profit realized with respect to each Fund was reasonable in terms of actual dollars and percentage of revenue. After further discussion, the Trustees concluded that the adviser was not realizing an excessive profit from the advisory services provided to each of the TOPS Risk Managed Portfolios.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement for each TOPS Portfolio was in the best interests of the shareholders of each TOPS Portfolio.

Milliman Financial Risk Management. - Sub-Adviser to the TOPS Portfolios

In connection with the regular meeting held on November 14-15, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Milliman Financial Risk Management and ValMark Advisers, Inc. (“Adviser”), with respect to the TOPS Risk Managed Portfolios. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Milliman was a global leader in financial risk management services and had approximately $150 billion in assets under management. They observed that the firm provided investment advisory services, customized hedging solutions and consulting services to institutional clients and insurance companies. The Trustees reviewed the backgrounds of the personnel responsible for serving the Funds, taking note of their varied financial industry experience and technical expertise. They considered that the sub-adviser was responsible for performing risk management calculations daily based on current portfolio exposures and applying its proprietary strategy to hedge the Managed Risk Portfolios. They also considered that the sub-adviser provided non-discretionary trading services to all the TOPS Portfolios, which allowed the Funds to benefit from the firm’s ability to optimize trading efficiencies. The Trustees observed that the sub-adviser maintained several risk management systems and recognized that risk management was a core function of the sub-adviser’s business. They further observed that Milliman’s management program used technology intended to stabilize market volatility and protect capital, which meant that Milliman’s strategy could limit a Fund’s participation in market gains. The Trustees discussed the sub-adviser’s process for monitoring compliance with each Fund’s investment limitations. The Trustees acknowledged Milliman’s reputation as a well-known provider of risk management services and high level of technological and intellectual resources available to support the TOPS Portfolios. They further acknowledged the adviser expressed confidence in the sub-adviser and satisfaction with Milliman’s performance. The Trustees concluded, based upon their review, that Milliman provided a high level of quality service to ValMark, the TOPS Portfolios and shareholders.

Performance. The Trustees considered the overall performance of the TOPS Risk Managed Portfolios as described above, as well as the separate performance of the sub-adviser. The Trustees discussed the impact of the sub-adviser’s overlay strategy on the TOPS Risk Managed Portfolios. The Trustees acknowledged that for each TOPS Risk Managed Portfolio, Milliman overlays were utilized to dampen volatility. The Trustees conceded that the sub-adviser’s volatility overlay strategy had also dampened performance in certain periods, especially in times of market gains. However, in all cases, the Trustees acknowledged that Milliman’s overlays appeared to be functioning as expected within each Portfolio’s stated objective. With respect to the TOPS Non-Risk Managed Portfolios, the Trustees noted that Milliman provided execution-only services.

Fees and Expenses. With respect to the TOPS Non-Risk Managed Portfolios, the Trustees noted that the fixed fee for execution services appeared reasonable. With respect to the TOPS Risk Managed Portfolios, the Trustees noted that Milliman received from the adviser a portion of the advisory fee. They considered that although Milliman charged a slightly lower fee, on average, to its other clients, the sub-advisory fee was generally consistent with the fees charged to its other similarly managed, sub-advised funds. They noted the sub-adviser explained that certain other funds it managed or sub-advised had lower fees based on anticipated economies. After further discussion, the Trustees concluded that the sub-advisory fee charged with respect to each TOPS Portfolio was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been achieved with respect to the management of the TOPS Portfolios. The Trustees agreed that this was an issue that should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After further discussion, it was the consensus of the Trustees that the current lack of fee breakpoints was acceptable. The Trustees agreed that the possibility of breakpoints and economies of scale would be revisited at the next annual renewal or sooner if the size of any Fund significantly increased in the interim.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser with respect to each TOPS Portfolio. They noted the sub-adviser realized a profit in connection with its relationship with the TOPS Portfolios and that, understandably, such profits were more substantial in the case of the TOPS Managed Risk Portfolios. They agreed, however, that those profits were not excessive in terms of actual dollars or as a percentage of fees earned. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that each sub-advisory fee was not unreasonable and that renewal of the agreement was in the best interests of the shareholders of each of the TOPS Portfolios.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	7-1-18	12-31-18	Period*	12-31-18	Period*
Aggressive Growth ETF Portfolio	0.22%	$1,000.00	$895.60	$1.05	$1,024.10	$1.12
Balanced ETF Portfolio	0.22%	$1,000.00	$951.50	$1.08	$1,024.10	$1.12
Conservative ETF Portfolio	0.23%	$1,000.00	$975.20	$1.15	$1,024.05	$1.17
Growth ETF Portfolio	0.21%	$1,000.00	$910.20	$1.01	$1,024.15	$1.07
Moderate Growth ETF Portfolio	0.21%	$1,000.00	$932.50	$1.02	$1,024.15	$1.07

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2018

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	7-1-18	12-31-18	Period*	12-31-18	Period*
Aggressive Growth ETF Portfolio	0.47%	$1,000.00	$894.60	$2.24	$1,022.84	$2.40
Balanced ETF Portfolio	0.47%	$1,000.00	$950.00	$2.31	$1,022.84	$2.40
Conservative ETF Portfolio	0.48%	$1,000.00	$974.10	$2.39	$1,022.79	$2.45
Growth ETF Portfolio	0.46%	$1,000.00	$909.20	$2.21	$1,022.89	$2.35
Moderate Growth ETF Portfolio	0.46%	$1,000.00	$931.10	$2.24	$1,022.89	$2.35

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	7-1-18	12-31-18	Period*	12-31-18	Period*
Aggressive Growth ETF Portfolio	0.72%	$1,000.00	$891.60	$3.43	$1,021.58	$3.67
Balanced ETF Portfolio	0.72%	$1,000.00	$948.40	$3.54	$1,021.58	$3.67
Conservative ETF Portfolio	0.73%	$1,000.00	$974.90	$3.63	$1,021.53	$3.72
Growth ETF Portfolio	0.71%	$1,000.00	$908.00	$3.41	$1,021.63	$3.62
Moderate Growth ETF Portfolio	0.71%	$1,000.00	$935.00	$3.46	$1,021.63	$3.62

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President–Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985–2011).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013);Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

12/31/18-NLVT-v1

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice-President, Blu Giant, (2004-2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012–2016), Gemini Fund Services, LLC	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	SecretarySince February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 -2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2018, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised the Portfolios’ adviser. The Portfolios do not hold themselves out as related to any other series within the Trust that is not advised by the Portfolios’ adviser.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

12/31/18-NLVT-v1

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2017 - $55,000

FYE 2018 - $55,000

(b)	Audit-Related Fees

FYE 2017 - None

FYE 2018 - None

(c)	Tax Fees

FYE 2017 - $10,000

FYE 2018 - $15,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2017 - None

FYE 2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2018
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $55,000

2018 - $55,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/5/2019

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/5/2019